Intangible Assets and Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill

Intangible assets and goodwill consisted of the following at June 30, 2018 and December 31, 2017:

	Useful lives	2018	2017

Patents	10 years	$401,396	$67,395
Customer relationships	10 years	3,996,543	3,567,396
Trademarks	10 years	3,872,746	3,554,932
Domain	15 years	13,955	-

Intangible assets, at cost		$8,284,640	$7,189,723
Accumulated amortization		(1,434,505)	(1,063,165)

Intangible assets, net of accumulated amortization		$6,850,135	$6,126,558

Goodwill from acquisition of Qwizdom		$222,667	$-
Goodwill from acquisition of Mimio	N/A	44,931	44,931
Goodwill from acquisition of Boxlight	N/A	4,137,060	4,137,060
		$4,404,658	$4,181,991

Intangible assets and goodwill consisted of the following at December 31, 2017 and 2016:

	Useful lives	2017	2016

Patents	10 years	$67,395	$67,395
Customer relationships	10 years	3,567,396	3,567,396
Trademarks	10 years	3,554,932	3,544,931

Intangible assets, at cost		7,189,723	7,179,722
Accumulated amortization		(1,063,165)	(346,245)

Intangible assets, net of accumulated amortization		$6,126,558	$6,833,477

Goodwill from acquisition of Mimio	N/A	$44,931	$44,931
Goodwill from acquisition of Boxlight	N/A	4,137,060	4,137,060
		$4,181,991	$4,181,991